Exit or Disposal Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 8,516	$ 5,820	$ 8,557
Provisions in Cost of goods sold or SG&A	9,761	13,578	4,619
Actual expenditures charged to accrual	(11,200)	(10,882)	(7,419)
Adjustments to prior provisions in Other general expense - net			63
Ending Balance	7,077	8,516	5,820
Paint Stores Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	168	280	1,004
Consumer Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		4,809	598
Global Finishes Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	8,329	4,767	278
Latin America Coatings Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A			123
Severance and related costs [Member] | Paint Stores Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	654	977
Provisions in Cost of goods sold or SG&A		2,126
Actual expenditures charged to accrual	$ (654)	(2,449)
Ending Balance		654	977
Severance and related costs [Member] | Paint Stores Group [Member] | Stores Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		977
Provisions in Cost of goods sold or SG&A			1,004
Actual expenditures charged to accrual			(27)
Ending Balance			977
Severance and related costs [Member] | Consumer Group [Member] | Facilities Shutdown in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 2,732
Provisions in Cost of goods sold or SG&A	466	4,028
Actual expenditures charged to accrual	(2,753)	(1,296)
Ending Balance	$ 445	2,732
Severance and related costs [Member] | Consumer Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		598
Provisions in Cost of goods sold or SG&A		97	598
Actual expenditures charged to accrual		$ (695)
Ending Balance			598
Severance and related costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2015 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance
Provisions in Cost of goods sold or SG&A	$ 1,341
Actual expenditures charged to accrual	(245)
Ending Balance	1,096
Severance and related costs [Member] | Global Finishes Group [Member] | Exit of Business in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	104
Provisions in Cost of goods sold or SG&A	326	$ 2,500
Actual expenditures charged to accrual		(2,396)
Ending Balance	430	104
Severance and related costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	28	33
Actual expenditures charged to accrual	$ (28)	(5)
Ending Balance		28	33
Severance and related costs [Member] | Global Finishes Group [Member] | Branches Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		253
Provisions in Cost of goods sold or SG&A			278
Actual expenditures charged to accrual			(25)
Ending Balance			253
Severance and related costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 314	2,177	2,236
Provisions in Cost of goods sold or SG&A			2,533
Actual expenditures charged to accrual		(1,863)	(2,592)
Ending Balance		314	2,177
Severance and related costs [Member] | Latin America Coatings Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		123
Provisions in Cost of goods sold or SG&A			123
Actual expenditures charged to accrual		(123)
Ending Balance			123
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior to 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	1,514
Actual expenditures charged to accrual	(553)
Ending Balance	961	1,514
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior to 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 924	1,365
Actual expenditures charged to accrual		(441)
Ending Balance		924	1,365
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior to 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		$ 1,297	2,288
Actual expenditures charged to accrual			(955)
Adjustments to prior provisions in Other general expense - net			(36)
Ending Balance			1,297
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shut Down in 2015 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance
Provisions in Cost of goods sold or SG&A	$ 168
Actual expenditures charged to accrual	(156)
Ending Balance	12
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shutdown In 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	280
Provisions in Cost of goods sold or SG&A	142	$ 280
Actual expenditures charged to accrual	(238)
Ending Balance	184	280
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	1,205
Provisions in Cost of goods sold or SG&A		1,499
Actual expenditures charged to accrual	(411)	(294)
Ending Balance	794	1,205
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	193	244	313
Actual expenditures charged to accrual		(51)	(68)
Adjustments to prior provisions in Other general expense - net			(1)
Ending Balance		193	244
Other Qualified Exit Costs [Member] | Consumer Group [Member] | Facilities Shutdown in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	781
Provisions in Cost of goods sold or SG&A	6	781
Actual expenditures charged to accrual	(735)
Ending Balance	$ 52	$ 781
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2015 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance
Provisions in Cost of goods sold or SG&A	$ 6,988
Actual expenditures charged to accrual	(4,238)
Ending Balance	2,750
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Exit of Business in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	1,080
Provisions in Cost of goods sold or SG&A	324	$ 2,267
Actual expenditures charged to accrual	(1,051)	(1,187)
Ending Balance	353	1,080
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	138	220
Actual expenditures charged to accrual	$ (138)	(82)
Ending Balance		138	220
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 83	83	3,430
Provisions in Cost of goods sold or SG&A			83
Actual expenditures charged to accrual			(3,530)
Adjustments to prior provisions in Other general expense - net			100
Ending Balance		83	83
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		$ 68	290
Actual expenditures charged to accrual			(222)
Ending Balance			$ 68